PGIM Private Real Estate Fund, Inc.
Consolidated Schedule of Investments as of March 31, 2024 (unaudited)
Description	Value
Long-Term Investments 94.9%
Private Real Estate
Investments in Non-Consolidated Joint Ventures - Industrial(pp) 15.3%
3730 S. Main St., Pearland, Texas^	$13,421,067
Investments in Non-Consolidated Joint Ventures - Retail(pp) 56.6%
East Gate Marketplace, Chantilly, Virginia^	23,607,825
Monarch Town Center, Miramar, Florida^	26,125,725
49,733,550
Preferred Equity - Industrial 23.0%
3730 S. Main St., Pearland, Texas, 6.55%, Maturing 10/03/28^	20,211,511

Total Long-Term Investments (cost $80,000,082)	83,366,128

	Shares
Short-Term Investment 5.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.552%) (cost $4,704,437)(wb)	4,704,437	4,704,437

TOTAL INVESTMENTS 100.3% (cost $84,704,519)		88,070,565
Liabilities in excess of other assets (0.3)%		(265,824)

Net Assets 100.0%		$87,804,741

^	Indicates a Level 3 investment. The aggregate value of Level 3 investments is $83,366,128 and 94.9% of net assets.
(pp)	The Fund’s contractual ownership in the joint venture prior to the impact of promote structures ranges from 95.0% to 99.0% of the venture.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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